SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

6.      Share-based payments

Accounting policy

Equity-settled share-based payments

The Group operates equity-settled compensation plans in which certain employees of the Group participate. The fair value of the equity-settled instruments is measured by reference to the fair value of the relevant equity instruments granted, taking into account the terms and conditions upon which those equity-settled instruments were granted. Fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Service and non-market performance conditions are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.

The grant date fair value of the equity-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.

Cash-settled share-based payments

The Group also operates cash-settled compensation plans in which certain employees of the Group participate. These awards entitle the participants to cash payments based on a relevant share price. The fair value of the cash-settled instruments is measured by reference to the fair value of the underlying shares using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted.

The grant date fair value of the cash-settled instruments is recognised as share-based payment expenses over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to the share-based payment expense. Vesting assumptions for service and non-market performance conditions are reviewed at each reporting date to ensure they reflect current expectations.

The Group also issued cash-settled instruments to black economic empowerment (BEE) shareholders in terms of the Rustenburg operation acquisition. The fair value of these instruments are determined using appropriate valuation models and assumptions, taking into account the terms and conditions upon which the instruments were granted. At each reporting date, the obligation is remeasured to the fair value of the instruments, to reflect the potential outflow of cash resources to settle the liability. There are no vesting conditions and fair value changes are recognised as part of gains or losses on financial instruments in profit or loss.

Modifications to share-based payment schemes

Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

6.1     Equity-settled share-based payments – Sibanye-Stillwater

On 21 November 2012, the shareholders of Sibanye-Stillwater approved the adoption of the Sibanye Gold Limited (SGL) 2013 share plan (2013 Share Plan) with effect from the date of the listing of SGL. The 2013 Share Plan provided for two methods of participation, namely Bonus Shares and Performance Shares. This plan sought to attract, retain, motivate and reward participating employees on a basis which seeks to align the interest of such employees with those of the shareholders. On 23 May 2017, the shareholders of Sibanye-Stillwater approved the adoption of the Sibanye-Stillwater 2017 share plan (2017 Share Plan) on essentially similar terms to the previous 2013 Share Plan. At the annual general meeting on 30 May 2018, the directors of Sibanye-Stillwater were authorised to issue and allot all or any of such shares required for the 2017 Share Plan, up to a maximum not exceeding 86,748,850 shares. Under the 2017 Share Plan, an individual participant’s awards were limited to an aggregate 8,674,885 shares. From the implementation of the Scheme (refer note 26), any awards vesting under the equity-settled share plans are settled in the Company’s shares. The 2017 Share Plan was replaced by the 2020 cash-settled plan (2020 Share Plan) for all awards issued from March 2020 (refer note 6.3).

Bonus Shares – as part of the short-term incentive

The Remuneration Committee makes an annual award of Bonus Shares to eligible participants as a share-based component of the short-term incentive scheme, with the last awards granted in 2019.

The total annual bonus was determined by reference to the actual performance ratings of individuals against predetermined targets for the preceding cycle and comprised of cash plus the face value of restricted Bonus Shares in the ratio of 60:40.

In other words, 40% of the annual bonus was awarded using the Company’s shares as the “currency”, as opposed to cash, access to which is deferred. As such, the Bonus Shares vest in two equal tranches, nine months and 18 months after the award date. Except for the right to dispose of the shares, participants have full shareholder rights in the unvested Bonus Shares during the restricted period, including the right to receive dividends.

The number of shares awarded is determined by dividing the face value of the Bonus Shares portion of the annual bonus by the volume-weighted average price (VWAP) of the Company’s shares over the three days immediately prior to the award date.

Performance Shares – for the long-term incentive

The Remuneration Committee made an annual award of Performance Shares to eligible participants as part of its long-term incentive scheme. The last of these awards were granted in 2019. The number of Performance Shares awarded to an employee was based on the employee’s annual guaranteed pay and job grade combined with a factor related to the employee’s assessed performance rating for the prior year and using the relevant share price calculation (as for the Bonus Shares) at the award date, with ultimate vesting of those awards subject to performance conditions as approved by the Remuneration Committee.

With effect from March 2016, in respect of the award of Performance Shares at that time and at any time thereafter (subject to any future agreed changes), an updated methodology was approved by the Remuneration Committee regarding the performance conditions applicable to the determination of the amount of Performance Shares that will vest at the end of the vesting period (which is three years from the date of the award).

Essentially, the number of shares that vest depends on the extent to which Sibanye-Stillwater has performed over the intervening three year period relative to two performance criteria, Total Shareholder Return (TSR) and Return on Capital Employed (ROCE). These are among the most widely acceptable vesting performance measures suited to aligning the outcome of long-term share incentive awards with shareholders’ interests.

In addition, at the sole discretion of the Remuneration Committee, up to 20% of the determined number of vesting shares using the two performance criteria is liable to forfeiture in the event of any extreme environmental, social, and governance (ESG) incidents occurring during the vesting period.

The number of the Performance Shares awarded that will finally vest three years after the award will range between 0% and 100% dependent on the extent to which the two performance criteria have been met and whether the Remuneration Committee has applied its further discretion to reduce the award on the basis mentioned above.

The details of these two performance conditions are provided below.

Total Shareholder Return (TSR) – 70% Weighting

TSR has been widely recognised as an appropriate indicator of shareholder value creation. It is used extensively internationally and increasingly in South Africa, sometimes as a single metric but most often as one of two or three weighted performance metrics. In some company share plans, an absolute target is set, but more often it is referenced in relation to the company’s share price relative to those of a group of peers or ‘comparator companies’.

In Sibanye-Stillwater’s case, the TSR element is measured against a benchmark of eight peer group mining and resource companies that can be deemed to collectively represent an alternative investment portfolio for Sibanye-Stillwater’s shareholders (Peer Group). The Peer Group comprises similar market capitalisation companies that are reflective of the expected positioning of Sibanye-Stillwater over the medium term as a value driven multi-commodity resources company with a specific focus on gold and platinum.

The Peer Group is set out in the table below.

Peer group companies for TSR comparison
AngloGold Ashanti Limited
Anglo American Platinum Limited
Gold Fields Limited
Impala Platinum Holdings Limited
Northam Platinum Limited
Exxaro Resources Limited
Harmony Gold Mining Company Limited
African Rainbow Minerals Limited

Sibanye-Stillwater’s TSR over the vesting period is compared with the Peer Group TSR curve constructed on a market capitalisation weighted basis in the following manner. The annualised TSR over the vesting period (TSRANN) is determined for each of the companies in the Peer Group. The Peer Group companies are sorted from lowest to highest TSRANN. The average market capitalisation based on daily closing price is determined for each company, and each peer company is assigned its proportion of the overall average market capitalisation of the Peer Group. The peer company TSR curve is plotted at the midpoint of each company’s percentage of Peer Group market capitalisation on a cumulative basis above the worse performing companies in the Peer Group. In the event that one or more of the peer companies become ineligible for comparison, a peer company curve based on the companies remaining in the Peer Group is utilised.

The cumulative position of Sibanye-Stillwater’s TSRANN is then mapped onto the TSR curve for the Peer Group to determine the percentile at which Sibanye-Stillwater performed over the vesting period. The performance curve governing vesting is set out in the table below with linear interpolation applied between the indicated levels.

TSR element of performance conditions
Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Return On Capital Employed (ROCE) – 30% Weighting

ROCE is a profitability metric that measures how efficiently a company generates profits from its capital employed. There is an increased focus on measuring the returns earned by businesses on the capital deployed by shareholders over and above the steady low risk returns typically available on financial markets.

For Sibanye-Stillwater, ROCE is evaluated against the company’s cost of equity (Ke). A minimum threshold on the performance scale for ROCE is set as equaling the cost of equity, Ke, which would lead to the ROCE element contributing 0% towards the performance condition. Delivering a return that exceeds Ke by 6% or more would be regarded as a superior return representing the maximum 100% on the performance scale and full vesting in respect of the ROCE element. The performance curve governing vesting is set out in the table below, with linear interpolation between the indicated levels.

ROCE element of performance condition
Annual ROCE	% vesting
≤Ke	0.0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%

The overall vesting is determined by applying the TSR performance condition to 70% of awarded shares element and the ROCE performance condition to 30% of awarded shares – plus any further discretionary reduction in the award based on the Remuneration Committee’s judgement regarding ESG issues mentioned above.

Valuation model and inputs

A Monte Carlo Simulation model was used to value equity-settled share-based payment awards. The inputs to the valuation model for share awards granted were as follows:

Performance				Bonus
shares				shares
2018	2019	2020	MONTE CARLO SIMULATION	2020	2019	2018
55.71	54.82	n/a	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	n/a	n/a	50.35
3	3	n/a	Expected term (years)	n/a	n/a	n/a
n/a	n/a	n/a	Expected term (months)	n/a	9 - 18	9 - 18
3.64	1.22	n/a	Expected dividend yield %	n/a	-	2.14 / 2.30
6.90	7.19	n/a	Weighted average three-year risk-free interest rate (based on SA interest rates) %	n/a	7.06 / 7.07	6.87 / 6.77
6.86	11.17	n/a	Weighted average fair value	n/a	15.58	11.43

Share awards granted, exercised and forfeited under the 2017 Share Plan

Performance				Bonus
shares				shares
2018	2019	2020	Number of instruments	2020	2019	2018
12,953,888	48,535,348	68,236,442	Outstanding at beginning of the year	2,582,489	3,269,210	-
			Movement during the year:
41,103,872	30,512,439	-	Granted during the year	-	3,994,507	5,977,437
(1,457,586)	-	(1,005,668)	Vested	(2,541,680)	(5,823,174)	(2,348,445)
(4,064,826)	(10,811,345)	(4,633,349)	Forfeited	(40,809)	1,141,946	(359,782)
48,535,348	68,236,442	62,597,425	Outstanding at end of the year	-	2,582,489	3,269,210

Share awards granted, exercised and forfeited under the 2013 Share Plan

Performance shares				Bonus shares
2018	2019	2020	Number of instruments	2020	2019	2018
19,379,386	15,215,982	11,157,460	Outstanding at beginning of the year	-	-	446,469
			Movement during the year:
-	-	-	Granted during the year	-	-	-
(2,523,162)	(467,017)	(5,055,647)	Vested	-	-	(415,579)
(1,640,242)	(3,591,505)	(6,101,813)	Forfeited	-	-	(30,890)
15,215,982	11,157,460	-	Outstanding at end of the year	-	-	-

Directors and prescribed officers’ equity-settled instruments

The directors and prescribed officers of Sibanye-Stillwater held the following equity-settled instruments in the above 2017 Share Plan and 2013 Share Plan at 31 December 2020:

	20191	Instruments granted	Equity-settled instruments exercised during the year			Instruments forfeited	2020
	Number of instruments	Number of instruments	Number of instruments	Average price	Share proceeds (rand)[2]	Number of instruments	Number of instruments
Executive directors
Neal Froneman[3]	9,647,563	-	827,687	38.78	32,095,618	1,452,461	7,367,415
Charl Keyter	4,689,446	-	416,220	38.22	15,909,215	736,054	3,537,172
Prescribed officers
Chris Bateman[4]	3,976,014	-	1,055,727	52.51	55,433,322	2,092,683	827,604
Shadwick Bessit	1,928,857	-	214,249	37.45	8,024,436	394,887	1,319,721
Hartley Dikgale[5]	2,155,964	-	833,284	33.46	27,882,245	1,322,680	-
Dawie Mostert	2,462,548	-	236,036	38.11	8,996,232	419,915	1,806,597
Themba Nkosi	2,163,196	-	221,755	37.65	8,350,171	395,503	1,545,938
Wayne Robinson	2,579,947	-	260,536	37.81	9,850,640	471,210	1,848,201
Richard Stewart	2,957,219	-	302,063	37.26	11,253,941	562,512	2,092,644
Robert van Niekerk	3,924,717	-	313,281	38.28	11,990,926	633,725	2,977,711

[1] Prior to the implementation of the Scheme, the share awards were issued and settled by SGL. From 24 February 2020, all share awards are settled by the Company. No new equity-settled instruments were issued during 2020. The 2019 number of instruments reflects the take-on instruments at 24 February 2020 when the Company became the settling entity

[2] Amounts represent earnings taxable in the hands of the participants. These were calculated by taking vesting date closing share prices of the Company multiplied by the number of vested units

[3] Numbers include American Depositary Receipts (ADRs) and JSE listed shares and as a result of the dual service contract

[4] Share proceeds were calculated by converting the US dollar amounts at an average exchange rate of R16.46/US$ for the year ended 31 December 2020. Chris Bateman ceased performing a prescribed officer role on 6 September 2020

[5] Ceased performing a prescribed officer role on 31 March 2020

6.2     Equity-settled share-based payments - DRDGOLD

On 2 December 2019, the shareholders of DRDGOLD approved a new equity-settled long-term incentive scheme (New DRDGOLD LTI Scheme) to replace the cash-settled long-term incentive scheme established in November 2015. Under the New DRDGOLD LTI Scheme, qualifying employees are awarded conditional shares on an annual basis, comprising performance shares (80% of the total conditional shares awarded) and retention shares (20% of the total conditional shares awarded). Conditional shares will vest 3 years after grant date and will be settled in the form of DRDGOLD shares at a zero-exercise price.

The first grant was made on 2 December 2019 and will vest in two tranches, 50% on the 2nd anniversary and the remaining 50% on the 3rd anniversary of the grant date respectively, provided the employee is still within the employment of DRDGOLD until the respective vesting dates.

The key conditions of the December 2019 grant made under the long-term incentive scheme are:

•	Retention shares: 100% of the retention shares will vest if the employee remains in the employ of DRDGOLD at vesting date and individual performance criteria are met.
•	Performance shares: Vesting is dependent on a total shareholder return measure referencing DRDGOLD’s weighted average cost of capital and considering a peer group of companies.

6.3     Cash-settled share-based payments – Sibanye-Stillwater

2020 Share Plan

With effect from the March 2020 remuneration cycle, long-term incentive awards are made on a cash-settled basis rather than equity-settled. This includes awards of both Forfeitable Share Units (FSUs) and Conditional Share Units (CSUs) (previously referred to as Bonus Shares and Performance Shares awards under the equity-settled schemes).

Apart from the change in manner of settlement to cash, the terms and conditions of the awards, including all vesting conditions, are the same as the 2017 Share Plan applicable to previous cycles. The FSUs have the same terms as the previous Bonus Shares and CSUs have the same terms as the previous Performance Shares. The value of the cash settlement is therefore the same as the value of the shares that would have vested according to the rules in previous arrangements. Existing unvested equity-settled awards under the 2017 Share Plan remain unchanged and will be settled in the Company’s shares to the extent that they vest.

At each reporting date, on vesting date and on settlement date, the liability for the cash payment relating to the FSUs and CSUs awarded is measured/ remeasured at fair value. Similar to the equity-settled schemes, fair value is determined using a Monte Carlo Simulation model, with key inputs including the Company’s share price, risk free rate, dividend yield and volatility.

Awards granted, exercised and forfeited under the 2020 Share Plan

Conditional				Forfeitable
Share Units				Share Units
2018	2019	2020	Number of units	2020	2019	2018
-	-	-	Outstanding at beginning of the year	-	-	-
-	-		Movement during the year:		-	-
-	-	16,199,788	Granted during the year	1,985,819	-	-
-	-	(10,891)	Vested	(965,294)	-	-
-	-	(868,913)	Forfeited	(70,305)	-	-
-	-	15,319,984	Outstanding at end of the year	950,220	-	-

Conditional				Forfeitable
Share Units				Share Units
2018	2019	2020	MONTE CARLO SIMULATION	2020	2019	2018
-	-	70.10	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option) %	n/a	-	-
-	-	3	Expected term (years)	n/a	-	-
-	-	36.0	Expected term (months)	9 - 18	-	-
-	-	7.82	Expected dividend yield (USA/SA) %	12.92/6.66	-	-
-	-	3.62	Risk-free interest rate (USA/SA) %	0.14/3.40	-	-
		R60.0	Weighted average share price (ADR/JSE)	US$15.89/R60
-	-	40.38	Weighted average fair value (SA rand)	67.72	-	-

Directors and prescribed officers’ cash-settled instruments

The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments in the above 2020 Share Plan as at 31 December 2020:

	2019	Instruments granted	Cash-settled instruments exercised during the year			Instruments forfeited	2020
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)[1]	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	-	1,736,343	102,710	57.20	5,875,151	-	1,633,633
Charl Keyter	-	776,882	47,734	55.85	2,666,087	-	729,148
Prescribed officers
Chris Bateman[3]	-	790,804	83,596	54.28	4,537,327	672,288	34,920
Shadwick Bessit	-	489,363	31,085	55.85	1,736,190	-	458,278
Hartley Dikgale[4]	-	240,241	5,103	22.65	115,558	233,492	1,646
Dawie Mostert	-	431,942	26,844	55.85	1,499,318	-	405,098
Themba Nkosi	-	349,669	23,170	55.85	1,294,114	-	326,499
Wayne Robinson	-	419,040	28,103	55.85	1,569,637	-	390,937
Richard Stewart	-	434,990	27,033	55.85	1,509,874	-	407,957
Laurent Charbonnier[5]	-	138,895	-	-	-	-	138,895
Lerato Legong[6]	-	148,362	-	-	-	-	148,362
Robert van Niekerk	-	698,830	43,656	55.85	2,438,319	-	655,174

[1] Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units. Chris Bateman’s proceeds were calculated by taking the Company’s closing ADR share prices on day prior to vesting multiplied by the number of units vested

[2] Numbers include ADRs and JSE listed shares as a result of the dual service contract

[3] Share proceeds were calculated by converting the US dollar amounts at an average exchange rate of R16.46/US$ for the year ended 31 December 2020. Chris Bateman ceased performing a prescribed officer role on 6 September 2020

[4] Ceased performing a prescribed officer role on 31 March 2020

[5] Assumed a prescribed officer role on 16 November 2020

[6] Assumed a prescribed officer role on 1 September 2020

6.4     Cash-settled share-based payments - DRDGOLD

DRDGOLD’s outgoing cash-settled long-term incentive scheme (Cash-settled LTI Scheme) consisted of a grant made in November 2015 with a finite term of 5 years. No top-up awards were made as the awards vested. The awards were issued at an exercise price of nil and vested in three tranches of 20%,  30% and 50% on the 3rd, 4th and 5th anniversaries respectively, subject to individual service and performance conditions being met. The awards were settled at the 7 day volume weighted average price of the DRDGOLD share. The last tranche of the November 2015 grant vested during November 2020. The outgoing Cash-settled LTI Scheme was replaced by the New DRDGOLD LTI Scheme (refer 6.2 above).

6.5     Cash-settled share-based payments – Rustenburg BEE transaction

In terms of the Rustenburg operation transaction, a 26% equity stake in SRPM was acquired by the BBBEE SPV (the Rustenburg BEE Transaction) by a vendor financed facility from Sibanye Platinum Proprietary Limited (Sibanye Platinum), on the following terms:

•Interest at up to 0.2% above Sibanye-Stillwater’s highest cost of debt. Once the capped amount is reached, interest ceases to accrue so that the capped amount is not exceeded. However, once the facility reduces below R3.5bn, interest starts to accrue again;

•Post payment of the annual Deferred Payment to Rustenburg Platinum Mines Limited (RPM) and in respect of any repayment by SRPM of shareholder loans or the distribution of dividends, 74% will be paid to Sibanye Platinum and 26% to BBBEE SPV;

•Of the 26% payment to BBBEE SPV, 85% will be used to service the facility owing by BBBEE SPV to Sibanye Platinum;

•The remaining 15% of any such payment or 100%, once the facility owing by BBBEE SPV to Sibanye Platinum is repaid, will be declared by BBBEE SPV as a dividend to the BBBEE SPV shareholders; and

•The facility will be capped at R3,500 million.

The IFRS 2 expense is based on 44.8% of the 26% interest relating to Bakgatla-Ba-Kgafela Investment Holdings and Siyanda Resources Proprietary Limited, as the Rustenburg Mine Community Trust and Rustenburg Mine Employees Trust are controlled and consolidated by Sibanye-Stillwater. The 44.8% interest was based on the expected discounted future cash flows of the expected PGM reserves and costs to extract the PGMs.

6.6     Cash-settled share-based payments obligations

The following table shows a reconciliation of the cash-settled share-based payment award obligation of the Group for the year ended 31 December 2020:

Figures in million - SA rand	Note	2020	2019	2018
Share-based payment on Rustenburg BEE transaction		1,468.5	1,367.6	149.7
Employee cash-settled share-based payment plans		159.9	57.5	76.0
Balance at end of the year		1,628.4	1,425.1	225.7

Reconciliation of the share-based payment obligations
Balance at beginning of the year		1,425.1	225.7	434.5
Cash-settled share-based payments expense[1]		353.4	73.0	17.7
Fair value loss/(gain) on obligations[2]	7	128.6	1,217.9	(249.9)
Cash-settled share-based payments paid[3]		(274.5)	(90.9)	(21.7)
Share-based payment obligation on acquisition of subsidiary		-	-	45.1
Foreign currency translation		(4.2)	(0.6)	-
Balance at end of the year		1,628.4	1,425.1	225.7

Reconciliation of the non-current and current portion of the share-based payment obligation:
Cash-settled share-based payment obligations		1,628.4	1,425.1	225.7
Current portion of cash-settled share-based payment obligations		(33.1)	(82.1)	(56.8)
Non-current portion of cash-settled share-based payment obligations		1,595.3	1,343.0	168.9

[1] Included in the amount is a share-based payment expense for the year ended 31 December 2020 related to cash-settled share-based payment schemes of Stillwater of R0.7 million (31 December 2019 and 31 December 2018: R8.9 million and R14.5 million, respectively) and DRDGOLD Limited of R127.8 million (31 December 2019 and 31 December 2018: R64.1 million and R3.2 million, respectively). The remainder of the expense relates to the new 2020 cash-settled share-based payment awards of the Group

[2] The fair value adjustment relates to the Rustenburg BEE Transaction and is included in the loss on financial instruments in profit or loss

[3] Payments made during the year relate to vesting of cash-settled awards to employees and payments made on the Rustenburg BEE Transaction as well as the vesting of the last tranche of the November 2015 grant relating to DRDGOLD

6.7     Share-based payment expenses

Share based payment expenses for the year consisted of the following:

Figures in million - SA rand	Notes	2020	2019	2018
Sibanye-Stillwater 2020 Share Plan (cash-settled scheme)	6.3	(225.9)	-	-
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)	6.1	(145.2)	(194.4)	(139.2)
Sibanye-Stillwater 2013 Share Plan (equity-settled scheme)	6.1	-	(95.9)	(142.5)
Stillwater (cash-settled scheme)		(0.7)	(8.9)	(14.5)
DRDGOLD (equity-settled scheme)	6.2	(12.8)	-	-
DRDGOLD (cash-settled scheme)[1]	6.4	(127.8)	(64.1)	(3.2)
Total share-based payment expense		(512.4)	(363.3)	(299.4)

Reconciliation of the cash-settled and equity-settled share-based payment expense:
Cash-settled share-based payment expense[2]		(354.4)	(73.0)	(17.7)
Equity-settled share-based payment expense		(158.0)	(290.3)	(281.7)
Total share-based payment expense		(512.4)	(363.3)	(299.4)

[1] The DRDGOLD share-based payment expense represents a cash-settled long-term incentive scheme in which phantom shares were issued. The increase in expense relates mainly to the remeasurement of the cash-settled liability over the vesting period and an increase in the seven day volume weighted average price of the DRDGOLD share price

[2] Included in the cash-settled share-based payment expense is grant date fair value movements of R120.3 million and fair value movements after grant date of R232.4 million